DISPOSAL GROUP (Details) - Schedule of Disposal Group Net Gains on Assets and Liabilities Held at Fair Value Through Profit or Loss - Scottish Widows [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	£ (426)	£ 990	£ 4,714
Equity shares	(535)	9,556	12,269
Total net gains arising on assets designated at fair value through profit or loss	(961)	10,546	16,983
Net gains on financial instruments held for trading	95	70	392
Securities and other gains	£ (866)	£ 10,616	£ 17,375